Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,149,000.00
Previously Paid Amount	0.00
Total Fee Amount	434.88
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 434.88
Narrative - Max Aggregate Offering Price	$ 3,149,000.00
Final Prospectus	true